Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2021
15. Derivative Instruments
Derivative assets and liabilities
Derivative assets and liabilities relating to the foregoing categories consisted of the following:
Derivative Assets Derivative Liabilities
As at December 31 December 31 December 31 December 31
millions of Canadian dollars 2021 2020 2021 2020
Cash flow hedges
Interest rate hedge $ - $ 1 $ - $ -
Regulatory deferral

Commodity swaps and forwards

Coal purchases

22 1 1 6

Power purchases

83

10 8

34

Natural gas purchases and sales

20 4 7 2

Heavy fuel oil purchases

21 1 - 5
Foreign exchange forwards 7 - 8

17
Physical natural gas purchases and sales

88 - - -

241

16

24

64
HFT derivatives
Power swaps and physical contracts

33

13

32

13
Natural gas swaps, futures, forwards, physical
contracts

208

139

818

346

241

152

850

359
Other derivatives
Equity derivatives

11 - - 1
Foreign exchange forwards -

15 - -

11

15 - 1
Total

gross current derivatives

493

184

874

424
Impact of master netting agreements with intent to
settle net or simultaneously
(192) (86) (192) (86)
Total derivatives $

301 $

98 $

682 $

338
Current $

195 $

73 $

533 $

251
Long-term

106

25

149

87
Total derivatives $

301 $

98 $

682 $

338
Derivative assets and liabilities are classified as current

or long-term based upon the maturities of the
underlying contracts.

Details of master netting agreements
Details of master netting agreements, shown net on the Consolidated

Balance Sheets, are summarized in
the following table:
Derivative Assets Derivative Liabilities
As at December 31 December 31 December 31 December 31
millions of Canadian dollars 2021 2020 2021 2020
Regulatory deferral $ 4 $ 2 $ 4 $ 2
HFT derivatives

188

84

188

84
Total

impact of master netting agreements with
intent to settle net or simultaneously
$

192 $

86 $

192 $

86

Cash flow hedges recorded in income and AOCI
For the Year ended December 31
millions of Canadian dollars 2021 2020
Interest Foreign
rate hedge exchange forwards
Realized loss in operating revenue – regulated $ - $ (2)
Realized gain in interest expense, net 1 -
Total

gains (losses) in net income
$ 1 $ (2)
As at December 31
millions of Canadian dollars 2021 2020
Interest Interest
rate hedge rate hedge
Total

unrealized gain in AOCI – effective portion, net of tax
$

18 $ 1
The Company expects $ 2

million of unrealized gains currently in AOCI to be reclassified into net income
within the next 12 months.

Realized and unrealized gains (losses) with respect to derivatives
For the Year ended December 31
millions of Canadian dollars 2021
Natural gas
Commodity
swaps and
forwards
Foreign
exchange
forwards
Unrealized gain (loss) in regulatory assets $ - $ (7) $ 9
Unrealized gain (loss) in regulatory liabilities

88

218 (3)
Realized (gain) in regulatory liabilities - (3) -
Realized (gain) loss in inventory
(1)
- (8) 5
Realized (gain) loss in regulated fuel for generation and purchased power
(2)
- (39) 5
Total

change derivative instruments
$

88 $

161 $

16
(1) Realized (gains) losses will be recognized in

fuel for generation and purchased power when

the hedged item is consumed.
(2) Realized (gains) losses on derivative instruments

settled and consumed in the period and hedging relationships that have been
terminated or the hedged transaction is no longer

probable.
For the Year ended December 31
millions of Canadian dollars 2020
Natural gas
Commodity
swaps and
forwards
Foreign
exchange
forwards
Unrealized gain (loss) in regulatory assets $ - $ (36) $ (11)
Unrealized gain (loss) in regulatory liabilities - 3 3
Realized gain (loss) in regulatory assets - 2 -
Realized (gain) loss in regulatory liabilities -

14 -
Realized (gain) loss in inventory
(1)
- 8 (2)
Realized (gain) loss in regulated fuel for generation and purchased power
(2)
-

24 (3)
Total

change derivative instruments
$ - $

15 $ (13)
(1) Realized (gains) losses will be recognized in

fuel for generation and purchased power when

the hedged item is consumed.
(2) Realized (gains) losses on derivative instruments

settled and consumed in the period and hedging relationships that have been
terminated or the hedged transaction is no longer

probable.
For the

Year ended December 31
millions of Canadian dollars 2021 2020
Power swaps and physical contracts in non-regulated operating revenues $ 4 $ (1)
Natural gas swaps, forwards, futures and physical contracts in non-regulated operating revenues
(142)

205
Power swaps, forwards, futures and physical contracts in non-regulated fuel for generation and purchased power
- (4)
$ (138) $

200
For the Year ended December 31
millions of Canadian dollars 2021 2020
Foreign Foreign
Exchange Equity Exchange Equity
Forwards Derivatives Forwards Derivatives
Unrealized gain (loss) in operating, maintenance and general $ - $

11 $ - $ (1)
Unrealized gain (loss) in other income (expense), net (15) -

15 -
Realized gain (loss) in operating, maintenance and general -

15 - (3)
Realized gain (loss) in other income (expense)

18 - (2) -
Total

gains (losses) in net income
$ 3 $

26 $

13 $ (4)

Notional volumes of derivatives designated for regulatory deferral that are expected to settle as outlined
2022 2023-2024
millions

Purchases Purchases
Natural Gas (Mmbtu)

17

22
Power (MWh) 1 2
2022 2023-2024
Foreign exchange contracts (millions of US dollars) $

170 $

150
Weighted average rate

1.3047

1.2413
% of USD requirements 65% 29%
The Company reassesses foreign exchange forecasted periodically and will enter into additional hedges
or unwind existing hedges, as required.
millions

2022 2023 2024 2025 2026
Natural gas purchases (Mmbtu)

308

91

56

26

26
Natural gas sales (Mmbtu)

335

103

30 2 2
Power purchases (MWh) 1 - - - -
Power sales (MWh) 2 - - - -

Concentration Risk
Concentration Risk
The Company's concentrations of risk consisted of the

following:
As at December 31, 2021 December 31, 2020
millions of
Canadian
dollars
% of total
exposure
millions of
Canadian
dollars
% of total
exposure
Receivables, net
Regulated utilities
Residential $

384 24% $

341 32%
Commercial

167 10%

143 14%
Industrial

54 3%

49 5%
Other

91 6%

96 9%

696 43%

629 60%
Trading group
Credit rating of A- or above

66 4%

54 5%
Credit rating of BBB- to BBB+

107 7%

41 4%
Not rated

132 8%

75 7%

305 19%

170 16%
Other accounts receivable

329 20%

159 15%

1,330 82%

958 91%
Derivative Instruments (current and long-term)
Credit rating of A- or above

155 9%

60 6%
Credit rating of BBB- to BBB+

22 1%

13 1%
Not rated

124 8%

25 2%

301 18%

98 9%
$

1,631 100% $

1,056 100%

Cash Collateral	As at December 31 December 31 millions of Canadian dollars 2021 2020 Cash collateral provided to others $ 212 $ 69 Cash collateral received from others $ 100 $ 6